Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Major components of tax expense (income) [abstract]
Intangible assets	$ 23,737,179	$ 28,362,021	$ 25,826,171
Net operating losses	172,145,340	153,954,414	133,010,627
Net capital losses		2,156,922
Property and equipment		483,175	552,680
Share issuance costs	2,347,823	206,655	67,250
Convertible debt	250,603	2,385,606
Other	2,219,206	8,802,009	8,998,673
Deferred tax assets, unrecognized	$ 203,774,507	$ 196,350,802	$ 168,455,401